Taxes (Tables)	6 Months Ended
Jun. 30, 2020
Taxes
Schedule of prepaid taxes

	June 30, 2020	December 31, 2019

Prepaid corporation income tax	$—	$356,121
Prepaid value-added tax	2,249,606	2,040,228

Total	$2,249,606	$2,396,349

Schedule of taxes payable

	June 30,	December 31,
	2020	2019

Corporation income tax payable	$303,307	$—
Other tax payable	93,623	102,704

Total	$396,930	$102,704

Schedule of effective tax rates reconciliation

	For the six months ended	For the six months ended
	June 30, 2020	June 30, 2019
Statutory PRC income tax rate	25%	25%
Favorable tax rate impact	—%	(7)%
Permanent difference and others	5%	5%
Changes of deferred tax assets valuation allowances	11%	8%
Total	41%	31%

Schedule of provision for income

	For the six months ended June 30,
	2020	2019
Current	$684,804	$545,520
Deferred	—	—
Total	$684,804	$545,520

Schedule of components of deferred tax assets and liabilities

	June 30,	December 31,
	2020	2019

Deferred tax assets:
Allowance for doubtful accounts and other reserves and impairments	$4,612,148	$4,426,306
Valuation allowance	(4,612,148)	(4,426,306)
Total	$—	$—

Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	$1,920,502	$1,949,004
Impairment of intangible assets acquired through acquisition	(161,728)	(164,129)
Total	$1,758,774	$1,784,875